CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (Unaudited) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
EXPENSES
Exploration (Note 7)	$ 2,268,197	$ 1,168,327	$ 4,589,668	$ 4,676,753
General and administration	844,646	1,047,875	2,968,843	5,012,222
Consultancy and advisory fees	177,194	320,567	696,936	1,631,668
Impairment of mineral property interests (Note 7)	552,095	0	552,095	437,732
Depreciation	16,277	24,831	51,112	80,371
Gain on sale of mineral property interests	0	0	(28,096)	0
Foreign exchange loss (gain)	(1,126,822)	662,337	(1,316,235)	(348,072)
Loss from operations	(2,731,587)	(3,223,937)	(7,514,323)	(11,490,674)
Interest income	79,174	140,418	259,464	304,932
Interest expense (Note 5)	(66,735)	(65,313)	(197,120)	(194,122)
Loss from equity investee (Note 5)	(29,369)	(23,049)	(78,933)	(116,295)
Fair value adjustment of asset backed commercial paper	0	0	0	147,564
Loss from operations before income taxes	(2,748,517)	(3,171,881)	(7,530,912)	(11,348,595)
Current income tax recovery	0	0	133,379	0
Deferred income tax recovery	1,348,919	241,279	1,792,159	1,050,532
Net loss	(1,399,598)	(2,930,602)	(5,605,374)	(10,298,063)
Comprehensive loss:
Net loss	(1,399,598)	(2,930,602)	(5,605,374)	(10,298,063)
Foreign currency translation adjustment (Note 13)	(1,879,527)	1,099,467	(2,136,207)	(1,223,746)
Comprehensive loss:	$ (3,279,125)	$ (1,831,135)	$ (7,741,581)	$ (11,521,809)
Basic and diluted net loss per share	$ (0.01)	$ (0.02)	$ (0.04)	$ (0.07)
Weighted average number of common shares outstanding	146,984,385	146,734,385	146,849,770	142,875,149